Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Finance Subsidiaries-Receivables, Net

Finance subsidiaries-receivables, net, consisted of the following at March 31, 2011 and 2012:

	Yen (millions)
	2011	2012
Retail	¥3,368,014	¥3,328,140
Direct financing lease	362,136	380,339
Wholesale flooring	267,526	265,644
Commercial loans	34,116	35,678

Total finance receivables	4,031,792	4,009,801
Less:
Allowance for credit losses	28,437	23,049
Allowance for losses on lease residual values	7,225	5,366
Unearned interest income and fees	19,916	16,951

	3,976,214	3,964,435
Less:
Finance receivables included in trade receivables, net	332,195	334,044
Finance receivables included in other assets, net	164,038	184,277

Finance subsidiaries-receivables, net	3,479,981	3,446,114
Less current portion	1,131,068	1,081,721

Noncurrent finance subsidiaries-receivables, net	¥2,348,913	¥2,364,393

Allowance for Credit Losses on Finance Receivables

The following table presents the changes in the allowance for credit losses on finance receivables for the year ended March 31, 2012.

	Yen (millions)
	Retail	Direct financing lease	Wholesale	Total
Allowance for credit losses
Balance at beginning of the year	¥25,578	¥1,455	¥1,404	¥28,437
Provision	10,386	333	95	10,814
Charge-offs	(21,163)	(726)	(75)	(21,964)
Recoveries	6,671	134	5	6,810
Adjustments from foreign currency translation	(975)	(45)	(28)	(1,048)

Balance at end of the year	¥20,497	¥1,151	¥1,401	¥23,049

Age Analysis of Past Due Finance Receivables

The following tables present an age analysis of past due finance receivables at March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥14,127	¥1,625	¥3,191	¥18,943	¥2,762,373	¥2,781,316
Used & certified auto	5,325	591	474	6,390	421,605	427,995
Others	1,666	468	895	3,029	155,674	158,703

Total retail	21,118	2,684	4,560	28,362	3,339,652	3,368,014

Direct financing lease	1,375	179	584	2,138	359,998	362,136
Wholesale
Wholesale flooring	125	38	273	436	267,090	267,526
Commercial loans	—	—	—	—	34,116	34,116

Total wholesale	125	38	273	436	301,206	301,642

Total finance receivables	¥22,618	¥2,901	¥5,417	¥30,936	¥4,000,856	¥4,031,792

	Yen (millions)
As of March 31, 2012	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥10,027	¥1,359	¥2,832	¥14,218	¥2,752,386	¥2,766,604
Used & certified auto	4,250	553	354	5,157	414,365	419,522
Others	1,200	474	963	2,637	139,377	142,014

Total retail	15,477	2,386	4,149	22,012	3,306,128	3,328,140

Direct financing lease	1,050	171	893	2,114	378,225	380,339
Wholesale
Wholesale flooring	15	15	253	283	265,361	265,644
Commercial loans	—	—	—	—	35,678	35,678

Total wholesale	15	15	253	283	301,039	301,322

Total finance receivables	¥16,542	¥2,572	¥5,295	¥24,409	¥3,985,392	¥4,009,801

*	Includes recorded investment of finance receivables that are less than 30 days past due.

Credit Quality Indicator

The following tables present the balances of consumer finance receivables by the credit quality indicator at March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,776,500	¥4,816	¥2,781,316
Used & certified auto	426,930	1,065	427,995
Others	157,340	1,363	158,703

Total retail	3,360,770	7,244	3,368,014

Direct financing lease	361,373	763	362,136

Total	¥3,722,143	¥8,007	¥3,730,150

	Yen (millions)
As of March 31, 2012	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,762,413	¥4,191	¥2,766,604
Used & certified auto	418,615	907	419,522
Others	140,577	1,437	142,014

Total retail	3,321,605	6,535	3,328,140

Direct financing lease	379,275	1,064	380,339

Total	¥3,700,880	¥7,599	¥3,708,479

Contractual Maturities of Finance Receivables

The following schedule shows the contractual maturities of finance receivables for each of the five years following March 31, 2012 and thereafter:

Years ending March 31	Yen (millions)
2013	¥1,446,611

2014	978,111
2015	762,499
2016	517,352
2017	240,294
After five years	64,934

2,563,190

Total	¥4,009,801